10. STOCK OPTION PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Options Outstanding
Cancelled	(500,000)
Options Outstanding	1,000,000
Exercisable	800,000
Weighted Average Exercise Price
Cancelled	$ 2.19
Weighted Average Exercise Price Outstanding	$ 0.2
Plan 2006
Available for Grant
Beginning	4,700,000	6,100,000	6,100,000
Granted	0	(1,400,000)	0
Cancelled	1,000,000	0	0
Ending	5,700,000	4,700,000	6,100,000
Options Outstanding
Options Outstanding	2,000,000	600,000	600,000
Granted	0	1,400,000	0
Cancelled	(1,000,000)	0	0
Options Outstanding	1,000,000	2,000,000	600,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding	$ 0.46	$ 1.14	$ 1.14
Granted	$ 0	$ 0.16	$ 0
Cancelled	$ 0.17	$ 0	$ 0
Weighted Average Exercise Price Outstanding	$ 0.73	$ 0.46	$ 1.14